Summary of Sales by Geographic Area as Percentage of Net Sales (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Net Sales	$ 477	$ 5,369	$ 770	$ 20,221	$ 20,256	$ 6,344
Revenue | Geographic area
Concentration Risk [Line Items]
Net Sales	477	5,414	769	20,849	20,256	6,344
Percentage of net revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Revenue | Geographic area | North America
Concentration Risk [Line Items]
Net Sales	94	81	338	749	719	1,455
Percentage of net revenue	19.70%	1.50%	44.00%	3.60%	3.50%	22.90%
Revenue | Geographic area | International, Italy
Concentration Risk [Line Items]
Net Sales	383	5,262	389	12,470	12,055	3,091
Percentage of net revenue	80.30%	97.20%	50.60%	59.80%	59.50%	48.70%
Revenue | Geographic area | International, Germany
Concentration Risk [Line Items]
Net Sales			14	5,494	5,501	1,074
Percentage of net revenue			1.80%	26.40%	27.20%	17.00%
Revenue | Geographic area | International, Malta
Concentration Risk [Line Items]
Net Sales					1,128
Percentage of net revenue					5.60%
Revenue | Geographic area | International, Other
Concentration Risk [Line Items]
Net Sales		$ 71	$ 28	$ 2,136	$ 853	$ 724
Percentage of net revenue		1.30%	3.60%	10.20%	4.20%	11.40%